Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
ProShares Decline of the Retail Store ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:•Your return may be higher or lower than the Daily Target, and this difference may be significant.•Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.•Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.•The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded “bricks and mortar” retail companies whose retail revenue is derived principally from in-store sales. Short exposure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. The Fund is designed to benefit on each single day that the Index declines in value. Companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales to be included in the Index. In addition, a company must be domiciled in the U.S.; its securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index includes only U.S. companies. The Index is rebalanced monthly to equal weight and reconstituted in June each year.Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in component securities of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.•Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.•Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 29.13%. The Index’s highest May to May volatility rate during the five-year period was 26.46% (May 28, 2021). The Index’s annualized total return performance for the five-year period ended May 31, 2023 was 6.92%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.The table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investmentsin the Fund in light of your individual investment goals and risk tolerances.If you hold Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.proshares.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended3/31/2020):49.64%Worst Quarter(ended6/30/2020):-36.78%Year-to-Date(ended6/30/2023):3.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
ProShares Decline of the Retail Store ETF | Inverse Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
ProShares Decline of the Retail Store ETF | Holding Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return.The table below uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%; however, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.Areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexInverse (-1x)of theOne YearIndex10%25%50%75%100%-60%60%147.5%134.9%94.7%42.4%-8.0%-50%50%98.0%87.9%55.8%14.0%-26.4%-40%40%65.0%56.6%29.8%-5.0%-38.7%-30%30%41.4%34.2%11.3%-18.6%-47.4%-20%20%23.8%17.4%-2.6%-28.8%-54.0%-10%10%10.0%4.4%-13.5%-36.7%-59.1%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%-10%-10.0%-14.6%-29.2%-48.2%-66.6%20%-20%-17.5%-21.7%-35.1%-52.5%-69.3%30%-30%-23.8%-27.7%-40.1%-56.2%-71.7%40%-40%-29.3%-32.9%-44.4%-59.3%-73.7%50%-50%-34.0%-37.4%-48.1%-62.0%-75.5%60%-60%-38.1%-41.3%-51.3%-64.4%-77.0%Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.As the table illustrates, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. During periods of higher Index volatility, the Index volatility may affect the Fund’s return as much as or more than the return of the Index.Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.
ProShares Decline of the Retail Store ETF | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
ProShares Decline of the Retail Store ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Risks Associated with the Use of Derivatives — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected. To the extent to the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk since the performance of an ETF may not track the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
ProShares Decline of the Retail Store ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
ProShares Decline of the Retail Store ETF | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
ProShares Decline of the Retail Store ETF | Retailing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.
ProShares Decline of the Retail Store ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
ProShares Decline of the Retail Store ETF | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments or defaults by counterparties may have a negative impact on the performance of the Fund.
ProShares Decline of the Retail Store ETF | Concentration-Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2023, the Index had a significant portion of its value in issuers in the consumer discretionary and consumer staples industry groups.
ProShares Decline of the Retail Store ETF | Consumer Discretionary Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
ProShares Decline of the Retail Store ETF | Consumer Staples Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Consumer Staples Industry Risk — Companies in this industry may be affected by: governmental regulation; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand.
ProShares Decline of the Retail Store ETF | Non-Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
ProShares Decline of the Retail Store ETF | Self Indexing Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Self-Indexing Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used to identify brick and mortar retail companies will achieve its intended result or that the trends the Fund seeks to benefit from will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
ProShares Decline of the Retail Store ETF | Intraday Price Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
ProShares Decline of the Retail Store ETF | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
ProShares Decline of the Retail Store ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
2018	rr_AnnualReturn2016	10.60%
2019	rr_AnnualReturn2017	(8.35%)
2020	rr_AnnualReturn2018	(31.80%)
2021	rr_AnnualReturn2019	(37.55%)
2022	rr_AnnualReturn2020	4.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.78%)
OneYear	rr_AverageAnnualReturnYear01	4.36%
FiveYears	rr_AverageAnnualReturnYear05	(14.74%)
SinceInception	rr_AverageAnnualReturnSinceInception	(17.26%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2017
ProShares Decline of the Retail Store ETF | After Taxes on Distributions | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	4.09%
FiveYears	rr_AverageAnnualReturnYear05	(14.88%)
SinceInception	rr_AverageAnnualReturnSinceInception	(17.40%)
ProShares Decline of the Retail Store ETF | After Taxes on Distributions and Sales of Shares | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	2.58%
FiveYears	rr_AverageAnnualReturnYear05	(10.29%)
SinceInception	rr_AverageAnnualReturnSinceInception	(11.77%)
ProShares Decline of the Retail Store ETF | Solactive - ProShares Bricks and Mortar Retail Store Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(10.94%)	[1]
FiveYears	rr_AverageAnnualReturnYear05	8.82%	[1]
SinceInception	rr_AverageAnnualReturnSinceInception	12.16%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.